Goodwill - Additional Information (Detail) $ in Thousands			12 Months Ended
		Sep. 30, 2021 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2022 CNY (¥)
Goodwill [Line Items]
Impairment loss			¥ 0	$ 0	¥ 63,460,000	[1]	¥ 186,504,000
Asset Impairment Charges					63,460,000
Goodwill carrying amount			¥ 0		0
LVB focused online business
Goodwill [Line Items]
Impairment loss	[1]				¥ 0
Accounting Standards Update 2017-04 [Member] | LVB focused online business
Goodwill [Line Items]
Impairment loss		¥ 186,504,000

[1]	Goodwill impairment